Trade Notes and Accounts Payable	12 Months Ended
Dec. 31, 2022
Trade and other current payables [abstract]
Trade Notes and Accounts Payable
25.
TRADE NOTES AND ACCOUNTS PAYABLE

	December 31
	2021	2022
	NT$	NT$
	(In Millions)
Trade notes and accounts payable	$18,063	$16,429

Trade notes and accounts payable were attributable to operating activities and the trading conditions were agreed separately